Assets/Liabilities for Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Assets Related to Insurance Contracts

Assets related to insurance contracts as of the indicated dates are detailed as follows:

Assets for Insurance Contracts	12.31.18	12.31.17	01.01.17
Premiums Receivable	964,214	1,006,658	962,651
Receivables from Reinsurers	5,361	5,128	6,143
Fees to collect	2,455	—	12,828
Others	10,472	9,917	7,101

Total	982,502	1,021,703	988,723

Liabilities Related to Insurance Contracts

Liabilities related to insurance contracts as of the indicated dates are detailed as follows:

Liabilities for Insurance Contracts	12.31.18	12.31.17	01.01.17
Debts with Insured	373,600	416,318	420,249
Debts with Reinsurers	9,702	25,904	(1,535)
Debts with Co-insurers	2,639	3,608	4,741
Debts with Insurance Brokers	185,930	191,681	195,257
Statutory Reserves	571,225	589,255	561,227
Unpaid Losses to Be Borne by Reinsurers (Offset Account)	(39,876)	(31,119)	(25,777)

Total	1,103,220	1,195,647	1,154,162

Summary of Debts with Insureds

Debts with Insured	12.31.18	12.31.17	01.01.17
Property Insurance	105,517	93,082	66,389
Administrative Direct Insurance	60,118	48,569	37,146
Direct Insurance in Litigation	9,966	9,060	4,710
Direct Insurance in Mediation	426	741	702
Settled Losses to be Paid	1,609	2,438	2,463
Unpaid Losses for Active Reinsurance and Retrocession	1,038	793	—
Incurred But Not Reported Losses - IBNR	32,360	31,481	21,368
Life Insurance	268,074	322,997	353,615
Administrative Direct Insurance	243,850	294,959	308,463
Direct Insurance in Litigation	4,752	5,528	3,534
Direct Insurance in Mediation	668	1,389	1,094
Settled Losses to be Paid	1,424	3,673	4,907
Unpaid Losses for and Active Reinsurance and Retrocession	4,400	2,826	—
Incurred But Not Reported Losses - IBNR	12,714	14,229	35,125
Surrenders Payable	265	391	488
Payables for Premiums to be Refunded	1	2	4
Retirement Insurance	9	239	245
Past Due Annuities Payable	9	239	245

Total	373,600	416,318	420,249

Summary of Net Gross and Reinsurers Share for Amounts Arising from Insurance Contracts

Debts with Reinsurers and Co-insurers	Current Account	Reinstatement Premiums	Minimum Deposit Premium to Be Accrued	Deposits as Collateral	Unpaid Losses to Be Borne by Reinsurers	Total
IBNR to Be Borne by Reinsurers	21,852	—	(12,150)	—	(39,876)	(30,174)
Debts with Co-insurers	2,639	—	—	—	—	2,639

Total as of 12.31.18	24,491	—	(12,150)	—	(39,876)	(27,535)

Total as of 12.31.17	45,064	—	(15,552)	—	(31,119)	(1,607)

Summary of Debts with Insurance Brokers

Debts with Insurance Brokers	12.31.18	12.31.17	01.01.17
Current Account - Insurance Brokers	45,225	47,263	87,939
Commissions on Premiums Receivable	113,238	114,482	62,016
Underwriting Expenses Payable	27,467	29,936	45,302

Total	185,930	191,681	195,257

Summary of Statutory Reserves
Statutory Reserves	12.31.18	12.31.17	01.01.17
Unearned Premiums and Similar	327,392	296,487	241,924
Premiums and Surcharges	316,672	301,076	293,729
Premiums on Passive Reinsurance	(14,516)	(35,710)	(52,067)
Active Reinsurance	25,236	30,948	—
Insufficient Premiums	—	173	262
Mathematical Reserves	243,833	292,768	319,303
Mathematical Reserves - Individual Life Insurance	80,545	88,543	91,918
Mathematical Reserves - Individual Retirement Insurance	67,088	47,960	54,051
Mathematical Reserves of Life Annuities	95,179	118,224	133,611
Provision for Restoring the Mathematical Reserve	7	12	6
Fluctuation Funds	1,014	38,029	39,717

Total	571,225	589,255	561,227

Summary of Assumption Used for Current Estimates of Future Cash Flows Derived from Insurance Contract

Insurance liabilities were recorded according to the liability adequacy test, using the current estimates of future cash flows derived from insurance contracts. The assumptions used are as follows:

Mortality Table	GAM 94
Investment (Discount) Rate	3.38%
Benchmark Rate	Projected benchmark rate based on a share of CER starting with 1.36% in the case of voluntary retirement and 1.63% in the case of life annuities.
Administrative Expenses	682 in the case of voluntary retirement and 620 in the case of life annuities